STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns

Effective immediately, the Fund's Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2014(1)
	1 Year	5 Years	10 Years	Since Inception
Class A Shares				(2/1/10)
Return Before Taxes	-1.34%	11.76%	6.91%	9.79%
Return After Taxes on Distributions	-2.35%	10.39%	5.08%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.29%	9.17%	5.28%	7.82%
Class B Shares				(2/1/10)
	-1.11%	11.99%	7.14%	9.93%
Class C Shares				(2/1/10)
	3.90%	12.26%	7.15%	9.93%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND

SUPPLEMENT DATED MARCH 6, 2015 TO THE

STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES PROSPECTUS

DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Institutional and R Shares Prospectus (the "Prospectus"), dated February 1, 2015, with respect to the Sterling Capital Behavioral Small Cap Value Equity Fund (the "Fund").

Average Annual Total Returns – Institutional Shares

Effective immediately, the Fund's Average Annual Total Returns table for Institutional Shares is replaced with the following:

Average Annual Total Returns as of December 31, 2014(1)
	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(1/2/97)
Return Before Taxes	4.97%	13.37%	7.68%	10.23%
Return After Taxes on Distributions	3.82%	11.94%	5.82%	8.49%
Return After Taxes on Distributions and Sale of Fund Shares	3.33%	10.49%	5.91%	8.21%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Average Annual Total Returns – R Shares

Effective immediately, the Fund's Average Annual Total Returns table for R Shares is replaced with the following:

Average Annual Total Returns as of December 31, 2014
	1 Year	5 Years(1)	10 Years(1)	Since Inception(1)
Class R Shares				(2/1/10)
Return Before Taxes	4.66%	13.10%	7.55%	10.16%
Return After Taxes on Distributions	3.69%	11.71%	5.71%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	10.28%	5.82%	8.15%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	4.22%	14.26%	6.89%	9.59%

(1)	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.